Common shares	12 Months Ended
Dec. 31, 2018
Equity [Abstract]
Common shares
25.	Common shares

During the year ended December 31, 2016, 11,887,180 Class A common shares were issued for the exercised share options, vested restricted shares and restricted share units and 10,000,000 Class B common shares were converted to Class A common shares.

As of December 31, 2016, 10,000,000,000 Class A common shares and 1,000,000,000 Class B common shares had been authorized, 750,115,028 Class A common shares and 359,557,976 Class B common shares had been issued and outstanding, respectively.

On August 21, 2017, the Group completed its follow-on equity offering. The Company issued a total of 132,250,000 Class A common shares at US$3.5 per share. The net proceeds received by the Company, after deducting commissions and offering expenses, amounted to approximately US$442.2 million.

During the year ended December 31, 2017, 21,305,880 Class A common shares were issued for the exercised share options, vested restricted shares and restricted share units and 41,575,000 Class B common shares were converted to Class A common shares.

As of December 31, 2017, 10,000,000,000 Class A common shares and 1,000,000,000 Class B common shares had been authorized, 945,245,908 Class A common shares and 317,982,976 Class B common shares had been issued and outstanding, respectively.

During the year ended December 31, 2018, 6,694,940 Class A common shares were issued for the exercised share options, vested restricted shares and restricted share units and 29,800,000 Class B common shares were converted to Class A common shares.

As of December 31, 2018, 10,000,000,000 Class A common shares and 1,000,000,000 Class B common shares had been authorized, 981,740,848 Class A common shares and 288,182,976 Class B common shares had been issued and outstanding, respectively.